Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares	764,957	1,288,298
Common stock subject to possible redemption value, price per share (in Dollars per share)	$ 11.03	$ 10.26
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	5,481,250	885,000
Common stock, shares outstanding	5,481,250	885,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	0	4,596,250
Common stock, shares outstanding	0	4,596,250